PGIM Active High Yield Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PGIM Active High Yield Bond ETF | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	8.31%	12.45%	(12.01%)	6.28%	6.56%	17.05%